Schedule of Accounts Receivable (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022
Receivables [Abstract]
Accounts receivable	$ 3,446,831	$ 7,453,523
Expected credit losses	(24,896)	(53,241)
Net accounts receivable	$ 3,421,935	$ 7,400,282